General - Narrative (Details) ₪ in Millions							12 Months Ended
	Feb. 29, 2024 USD ($)	Apr. 01, 2023 USD ($)	Nov. 01, 2022 USD ($)	Apr. 01, 2022 USD ($)	Nov. 25, 2018 USD ($)	Nov. 25, 2018 ILS (₪)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 06, 2025	Mar. 31, 2022	Nov. 25, 2018 ILS (₪)
Business Acquisition [Line Items]
Number of reportable segments | segment							5
Percentage of Employees Called up for Reserve Duty							0.05
Purchase price							$ 0		$ 8,191,000
Subsequent Event
Business Acquisition [Line Items]
Percentage of Employees Called up for Reserve Duty										0.04
Israel Ministry of Defense (IMOD)
Business Acquisition [Line Items]
Value of contracts awarded							5,000,000
Elite KL Ltd
Business Acquisition [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	$ 7,400,000
Gain (Loss) on Disposition of Business	$ 92,000
Ashot Ashkelon Industries Limited
Business Acquisition [Line Items]
Ownership Interest Sold								0.8498
Proceeds from Divestiture of Interest in Consolidated Subsidiaries							81,487,000
Gain (Loss) on Disposition of Business							$ 7,053,000
Elbit Systems Limited | Federmann Group
Business Acquisition [Line Items]
Ownership percentage							43.95%
Pacific Electronics Enterprises Inc
Business Acquisition [Line Items]
Ownership interest acquired		100.00%
Purchase price		$ 10,000
Opgal Industries Ltd
Business Acquisition [Line Items]
Ownership interest acquired				100.00%
Purchase price				$ 8,000
Opgal Industries Ltd | Opgal Industries Ltd
Business Acquisition [Line Items]
Ownership percentage											50.00%
Swiss affiliated company
Business Acquisition [Line Items]
Purchase price			$ 24,000
Purchase price contingent consideration			$ 21,000				$ 20,600,000
Swiss affiliated company | Swiss company
Business Acquisition [Line Items]
Ownership percentage			100.00%
IMI Systems Ltd.
Business Acquisition [Line Items]
Ownership interest acquired					100.00%							100.00%
Purchase price					$ 520,000,000	₪ 1,900
Purchase price contingent consideration					380,000,000							₪ 1,400
Deferred payments					24,000,000							₪ 90
Premises evacuation grants					365,000,000	₪ 1,365
Evacuation receivable sold								$ 345,000
Evacuation receivable fair value							$ 42,600,000
Gain (Loss) on Disposition of Business					$ 14,900,000